Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	$ 193.1	$ 116.1	$ 154.9
Further netting potential not recognized on the balance sheet	(174.9)	(104.3)	(137.1)
of which: netting of recognized financial assets	(140.0)	(84.9)	(110.9)
of which: netting with collateral pledged	(34.9)	(19.4)	(26.2)
Liabilities, after consideration of further netting potential	18.2	11.8	17.8
Cash collateral payables on derivative instruments
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	41.4	32.2	36.4
Further netting potential not recognized on the balance sheet	(26.7)	(17.3)	(21.9)
of which: netting of recognized financial assets	(22.9)	(14.3)	(20.0)
of which: netting with collateral pledged	(3.8)	(3.0)	(1.9)
Liabilities, after consideration of further netting potential	14.7	$ 14.9	$ 14.5
Cash collateral payables on derivative instruments | Credit Suisse
Disclosure Of Offsetting Of Financial Liabilities [Line Items]
Liabilities based on IFRS netting	$ 10.0